CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenue:
Commissions		¥ 455,289	¥ 407,011	¥ 364,095
Fees from investment banking		200,548	212,234	173,265
Asset management and portfolio service fees		468,600	378,196	310,154
Net gain on trading		696,894	580,099	491,611
Gain on private equity and debt investments		12,604	7,634	11,877
Interest and dividends		2,669,640	2,927,861	2,620,856
Gain on investments in equity securities		13,066	444	9,612
Other		241,845	223,264	175,824
Total revenue		4,758,486	4,736,743	4,157,294
Interest expense		2,590,773	2,844,258	2,595,294
Net revenue	[1]	2,167,713	1,892,485	1,562,000
Non-interest expenses:
Compensation and benefits		829,502	732,390	673,523
Commissions and floor brokerage		221,857	177,452	137,328
Information processing and communications		248,439	227,018	217,126
Occupancy and related depreciation		71,523	70,166	68,698
Business development expenses		33,679	27,055	24,236
Other		222,892	186,440	167,239
Total non-interest expenses	[2]	1,627,892	1,420,521	1,288,150
Income before income taxes		539,821	471,964	273,850
Income tax expense		165,439	124,709	96,630
Net income		374,382	347,255	177,220
Less: Net income attributable to noncontrolling interests		12,253	6,519	11,357
Net income attributable to NHI shareholders		¥ 362,129	¥ 340,736	¥ 165,863
Basic—
Net income attributable to NHI shareholders per share		¥ 123.08	¥ 115.3	¥ 54.97
Diluted—
Net income attributable to NHI shareholders per share		¥ 118.99	¥ 111.03	¥ 52.69

[1]	There is no revenue derived from transactions with a single major external customer.
[2]	Includes primarily personnel expenses, occupancy, technology, and professional fees.